CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital		Share premium and other capital reserve		Accumulated deficit	Total equity		Non-controlling Interests	Total
Balance at Dec. 31, 2020	$ 200		$ 225,121		$ (179,276)	$ 46,045		$ 10,837	$ 56,882
Loss	0		0		(27,793)	(27,793)		(2,652)	(30,445)
Issuance of ordinary shares,net	27		29,555		0	29,582		0	29,582
Forfeiture of non-controlling interests regarding share-based compensation	0		536		0	536		(536)	0
Benefit to non-controlling interests regarding share-based compensation	0		(23)		0	(23)		23	0
Exercise of subsidiary options	0		(378)		0	(378)		378	0
Exercise or pre-funded warrants	6		4,359		0	4,365		0	4,365
Exercise of options	1		426		0	427		0	427
RSU's vested		[1]		[1]	0	0		0	0
Share-based compensation and RSUs	0		892		0	892		1,717	2,609
Balance at Dec. 31, 2021	234		260,488		(207,069)	53,653		9,767	63,420
Loss	0		0		(26,638)	(26,638)		(3,206)	(29,844)
Issuance of ordinary shares,net	1		20		0	21		0	21
Forfeiture of non-controlling interests regarding share-based compensation	0		272		0	272		(272)	0
Benefit to non-controlling interests regarding share-based compensation	0		(2)		0	(2)		2	0
Exercise of subsidiary options	0				0			0
Exercise of options		[1]	7		0	7		0	7
RSU's vested		[1]		[1]	0			0
Share-based compensation and RSUs	0		617		0	617		569	1,186
Balance at Dec. 31, 2022	235		261,402		(233,707)	27,930		6,860	34,790
Loss	0		0		(23,879)	(23,879)		(2,075)	(25,954)
Issuance of ordinary shares,net	51		8,398		0	8,449		0	8,449
Forfeiture of non-controlling interests regarding share-based compensation	0		71		0	71		(71)	0
Benefit to non-controlling interests regarding share-based compensation	0		3		0	3		(3)	0
Issuance of a subsidiary ordinary shares to the company	0		(809)		0	(809)		809	0
Issuance of a subsidiary preferred shares to non-controlling interests	0		(238)		0	(238)		9,761	9,523
RSU's vested		[1]		[1]			[1]	0		[1]
Share-based compensation and RSUs	0		526		0	526		1,351	1,877
Balance at Dec. 31, 2023	$ 286		$ 269,353		$ (257,586)	$ 12,053		$ 16,632	$ 28,685

[1]	Represents an amount lower than $1